CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 4,451,256	$ 3,981,239	$ 2,564,125
Investment in trading securities, at cost of $1,977,477 (December 31, 2019 - $923,009, December 31, 2018 - $795,765)	2,345,984	887,143	471,723
Receivables and other assets	100,605	177,441	72,171
Inventory	841,978	393,034	150,936
Total current assets	7,739,823	5,438,857	3,258,955
Restricted cash	296,322	296,322	296,322
Equipment, net	570,375	405,724	500,877
Mineral properties	734,422	734,422	734,422
TOTAL ASSETS	9,340,942	6,875,325	4,790,576
Current
Accounts payable and accrued liabilities	286,422	147,313	320,184
Warrant liability		137,313	115,793
Asset retirement obligation	140,397	158,914	188,228
Total current liabilities	426,819	443,540	624,205
Total liabilities	426,819	443,540	624,205
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,817,017 common shares (December 31, 2019 - 45,844,117 common shares, December 31, 2018 - 46,245,917 common shares)	46,817	45,844	46,246
Additional paid in capital	31,998,045	31,523,284	31,636,385
Shares in treasury	(4,857)	(9,430)
Accumulated deficit	(22,813,141)	(24,673,390)	(26,921,347)
Total Xtra-Gold Resources Corp. stockholders' equity	9,226,864	6,886,308	4,761,284
Non-controlling interest	(312,741)	(454,523)	(594,913)
Total equity	8,914,123	6,431,785	4,166,371
TOTAL LIABILITIES AND EQUITY	$ 9,340,942	$ 6,875,325	$ 4,790,576